Prepayments and Other Assets - Summary of Prepayments and Other Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Prepayments and other current assets
Prepayments to vendors	¥ 203,063		¥ 35,801
VAT recoverable	87,879		122,757
Prepayment for repurchase of ordinary shares	15,825
VAT refund for export sales	5,510		35,507
Others	4,089		11,955
Prepayments and other current assets	316,366	$ 48,484	206,020
Non-current assets
Rental and other deposits	¥ 2,530		¥ 5,250